Net Income (Loss) Per Share (Successor) (Details)	4 Months Ended
Jun. 30, 2026 shares
Net Income (Loss) Per Share (Successor) [Line Items]
Earnout shares forfeiture	1,851,161
Preferred Investor Warrants [Member]
Net Income (Loss) Per Share (Successor) [Line Items]
Weighted average shares outstanding	937,500